Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance Comparison
Our executive compensation programs are intended to link a substantial portion of our NEOs’ realized compensation to the achievement of our financial, operational, and strategic objectives, and to align our NEOs’ pay with changes in the value of our shareholders’ investments. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company aligns executive compensation with Company performance, refer to the “Compensation Discussion and Analysis” section of this proxy statement. As required by Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between compensation actually paid (“CAP”) (as defined in Item 402(v)) and performance for fiscal years 2023, 2022, 2021 and 2020.

								Ending Value of Initial Fixed $100 Investment Based on:		(Stated in millions)

Year	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO(1)(2) ($)		Summary Compensation Table Total for former CEO(1) ($)	Compensation Actually Paid to former CEO(1)(2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(1) ($)	Average Compensation Actually Paid to Non-CEO NEOs(1)(2) ($)	Total Shareholder Return(3)	Comparator Group Total Shareholder Return(3)	Net Income (Loss) ($)	Adjusted EBITDA(4) ($)

2023	4,540,521	1,684,905		—	—	1,628,018	1,075,974	$66.72	$153.95	97.2	256.4

2022	4,425,333	5,441,860		—	—	2,352,870	2,100,774	$83.73	$133.03	81.1	251.9

2021	10,838,013	12,876,797	(5)	156,353	8,412,110	1,758,544	1,748,319	$95.54	$145.93	97.9	253.3

2020	—	—		1,834,775	(7,577,567)	1,641,151	1,218,418	$72.69	$119.57	(104.0)	273.5
Figures above reflect updates made to more closely align with the SEC’s proposed methodology for calculating option values which has led to differences in year over year values.

(1)	The following individuals are our CEO, our former CEO, and other NEOs for each fiscal year:

Year	CEO(s)	Non-CEO NEOs

2023	John W. Peyton	Vance Y. Chang, Jay D. Johns, Christine K. Son, Tony E. Moralejo

2022	John W. Peyton	Vance Y. Chang, John C. Cywinski, Jay D. Johns, Christine K. Son

2021	John W. Peyton Stephen P. Joyce	Vance Y. Chang, Allison Hall, John C. Cywinski, Jay D. Johns, Christine K. Son, Thomas H. Song

2020	Stephen P. Joyce	Thomas H. Song, John C. Cywinski, Jay D. Johns, Bryan R. Adel

(2)	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	FY 2020		FY 2021			FY 2022		FY 2023

Adjustments	Former CEO	Avg. non- CEO NEO	CEO(1)	Former CEO	Avg. non- CEO NEO	CEO	Avg. non- CEO NEO	CEO	Avg. non- CEO NEO

Summary Compensation table total for applicable year.	1,834,775	1,641,151	10,838,013	156,353	1,758,544	4,425,333	2,352,870	4,540,521	1,628,018

Decrease for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	0	(544,415)	(6,326,281)	0	(649,629)	(2,450,059)	(1,234,459)	(2,450,050)	(600,096)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End. RSU values include RSUs attributable to reinvested Dividend Equivalents	0	588,437	8,365,065	0	546,353	3,598,977	1,109,941	2,076,329	483,883

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	0	0	0	0	0	0	0	0	0

Increase (decrease) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(9,431,063)	(355,442)	0	0	(12,248)	(242,614)	(136,109)	(2,908,100)	(536,294)

Increase (decrease) for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	400	(151,979)	0	6,224,595	275,596	97,750	(7,773)	336,559	80,500

Decrease of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	0	0	0	0	(197,212)	0	0	0	0

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	18,320	40,665	0	2,031,162	26,915	12,473	16,305	89,646	19,963

Compensation Actually Paid	(7,577,567)	1,218,418	12,876,797	8,412,110	1,748,319	5,441,860	2,100,774	1,684,905	1,075,974

(3)
TSR is cumulative for the measurement periods beginning as of close of business on December 31, 2019 and ending on December 31, 2020, December 31, 2021, December 31, 2022, and December 31, 2023, calculated in accordance with Item 201
€
 of Regulation
S-K.
The S&P 1500 Composite Restaurant Index TSR column consists of 19 companies (excluding Dine Brands), which is the industry specific peer group in our
10-K.

(4)
“Adjusted EBITDA” is a
non-GAAP
measure used for purposes of our Annual Incentive Plan. Adjusted EBITDA includes income before interest, taxes, depreciation and amortization. A reconciliation of this non-GAAP
financial measure to results in accordance with GAAP can be found in Appendix A to this Proxy Statement.

(5)
Includes
one-time
grants in the form of a
sign-on
bonus of $1,200,000, special
sign-on
RSUs valued at $3,096,478 as of the grant date, and special
sign-on
stock options valued at $884,704 as of the grant date.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	The following individuals are our CEO, our former CEO, and other NEOs for each fiscal year:

Year	CEO(s)	Non-CEO NEOs

2023	John W. Peyton	Vance Y. Chang, Jay D. Johns, Christine K. Son, Tony E. Moralejo

2022	John W. Peyton	Vance Y. Chang, John C. Cywinski, Jay D. Johns, Christine K. Son

2021	John W. Peyton Stephen P. Joyce	Vance Y. Chang, Allison Hall, John C. Cywinski, Jay D. Johns, Christine K. Son, Thomas H. Song

2020	Stephen P. Joyce	Thomas H. Song, John C. Cywinski, Jay D. Johns, Bryan R. Adel

Peer Group Issuers, Footnote	TSR is cumulative for the measurement periods beginning as of close of business on December 31, 2019 and ending on December 31, 2020, December 31, 2021, December 31, 2022, and December 31, 2023, calculated in accordance with Item 201
€
 of Regulation
S-K.
The S&P 1500 Composite Restaurant Index TSR column consists of 19 companies (excluding Dine Brands), which is the industry specific peer group in our
10-K.

Adjustment To PEO Compensation, Footnote
(2)	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	FY 2020		FY 2021			FY 2022		FY 2023

Adjustments	Former CEO	Avg. non- CEO NEO	CEO(1)	Former CEO	Avg. non- CEO NEO	CEO	Avg. non- CEO NEO	CEO	Avg. non- CEO NEO

Summary Compensation table total for applicable year.	1,834,775	1,641,151	10,838,013	156,353	1,758,544	4,425,333	2,352,870	4,540,521	1,628,018

Decrease for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	0	(544,415)	(6,326,281)	0	(649,629)	(2,450,059)	(1,234,459)	(2,450,050)	(600,096)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End. RSU values include RSUs attributable to reinvested Dividend Equivalents	0	588,437	8,365,065	0	546,353	3,598,977	1,109,941	2,076,329	483,883

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	0	0	0	0	0	0	0	0	0

Increase (decrease) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(9,431,063)	(355,442)	0	0	(12,248)	(242,614)	(136,109)	(2,908,100)	(536,294)

Increase (decrease) for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	400	(151,979)	0	6,224,595	275,596	97,750	(7,773)	336,559	80,500

Decrease of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	0	0	0	0	(197,212)	0	0	0	0

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	18,320	40,665	0	2,031,162	26,915	12,473	16,305	89,646	19,963

Compensation Actually Paid	(7,577,567)	1,218,418	12,876,797	8,412,110	1,748,319	5,441,860	2,100,774	1,684,905	1,075,974

Non-PEO NEO Average Total Compensation Amount	$ 1,628,018	$ 2,352,870	$ 1,758,544	$ 1,641,151
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,075,974	2,100,774	1,748,319	1,218,418
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	FY 2020		FY 2021			FY 2022		FY 2023

Adjustments	Former CEO	Avg. non- CEO NEO	CEO(1)	Former CEO	Avg. non- CEO NEO	CEO	Avg. non- CEO NEO	CEO	Avg. non- CEO NEO

Summary Compensation table total for applicable year.	1,834,775	1,641,151	10,838,013	156,353	1,758,544	4,425,333	2,352,870	4,540,521	1,628,018

Decrease for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	0	(544,415)	(6,326,281)	0	(649,629)	(2,450,059)	(1,234,459)	(2,450,050)	(600,096)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End. RSU values include RSUs attributable to reinvested Dividend Equivalents	0	588,437	8,365,065	0	546,353	3,598,977	1,109,941	2,076,329	483,883

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	0	0	0	0	0	0	0	0	0

Increase (decrease) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(9,431,063)	(355,442)	0	0	(12,248)	(242,614)	(136,109)	(2,908,100)	(536,294)

Increase (decrease) for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	400	(151,979)	0	6,224,595	275,596	97,750	(7,773)	336,559	80,500

Decrease of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	0	0	0	0	(197,212)	0	0	0	0

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	18,320	40,665	0	2,031,162	26,915	12,473	16,305	89,646	19,963

Compensation Actually Paid	(7,577,567)	1,218,418	12,876,797	8,412,110	1,748,319	5,441,860	2,100,774	1,684,905	1,075,974

Compensation Actually Paid vs. Total Shareholder Return
The chart below provides a comparison between (i) the total stockholder return of the Corporation and the S&P 1500 Composite Restaurants Index assuming a fixed $100 initial investment as of close of business on December 31, 2019 and reinvestment of dividends, and (ii) the compensation actually paid to the individuals serving as CEO and the average compensation actually paid to our non-CEO
NEOs for the fiscal years ended December 31, 2020, December 31, 2021, December 31, 2022, and December 31, 2023.

Compensation Actually Paid vs. Net Income
The chart below provides a comparison between (i) the Corporation’s Net Income and (ii) compensation actually paid to the individuals serving as CEO and average compensation actually paid to our non-CEO
NEOs for the fiscal years ended December 31, 2020, December 31, 2021, December 31, 2022, and December 31, 2023.

Compensation Actually Paid vs. Company Selected Measure
The chart below provides a comparison between (i) the Corporation’s Adjusted EBITDA and (ii) compensation actually paid to the individuals serving as CEO and average compensation actually paid to our non-CEO
NEOs for the fiscal years ended December 31, 2020, December 31, 2021, December 31, 2022, and December 31, 2023.

Total Shareholder Return Vs Peer Group
The chart below provides a comparison between (i) the total stockholder return of the Corporation and the S&P 1500 Composite Restaurants Index assuming a fixed $100 initial investment as of close of business on December 31, 2019 and reinvestment of dividends, and (ii) the compensation actually paid to the individuals serving as CEO and the average compensation actually paid to our non-CEO
NEOs for the fiscal years ended December 31, 2020, December 31, 2021, December 31, 2022, and December 31, 2023.

Tabular List, Table
Financial Performance Measures
The following table identifies the most important financial performance measures used by our Compensation Committee to link the CAP to our CEO and other NEOs in 2023, calculated in accordance with SEC regulations, to our performance. The role of each of these performance measures on our NEOs’ compensation is discussed in the CD&A above.

Financial Performance Measures

Adjusted EBITDA

Same-Restaurant Sales

Net Development

Relative Total Shareholder Return (compared to publicly-traded restaurant companies)

Traffic

Total Shareholder Return Amount	$ 66.72	83.73	95.54	72.69
Peer Group Total Shareholder Return Amount	153.95	133.03	145.93	119.57
Net Income (Loss)	$ 97,200,000	$ 81,100,000	$ 97,900,000	$ (104,000,000)
Company Selected Measure Amount	256.4	251.9	253.3	273.5
PEO Name	John W. Peyton
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	“Adjusted EBITDA” is a
non-GAAP
measure used for purposes of our Annual Incentive Plan. Adjusted EBITDA includes income before interest, taxes, depreciation and amortization. A reconciliation of this non-GAAP
	financial measure to results in accordance with GAAP can be found in Appendix A to this Proxy Statement.
Measure:: 2
Pay vs Performance Disclosure
Name	Same-Restaurant Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Net Development
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (compared to publicly-traded restaurant companies)
Measure:: 5
Pay vs Performance Disclosure
Name	Traffic
Mr. Peyton [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,540,521	$ 4,425,333	$ 10,838,013
PEO Actually Paid Compensation Amount	1,684,905	5,441,860	12,876,797
Mr. Stephen Joyce [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			156,353	$ 1,834,775
PEO Actually Paid Compensation Amount			8,412,110	(7,577,567)
PEO | Mr. Peyton [Member] | Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,450,050)	(2,450,059)	(6,326,281)
PEO | Mr. Peyton [Member] | Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End. RSU values include RSUs attributable to reinvested Dividend Equivalents [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,076,329	3,598,977	8,365,065
PEO | Mr. Peyton [Member] | Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Peyton [Member] | Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,908,100)	(242,614)	0
PEO | Mr. Peyton [Member] | Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	336,559	97,750	0
PEO | Mr. Peyton [Member] | Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Peyton [Member] | Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	89,646	12,473	0
PEO | Mr. Stephen Joyce [Member] | Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Mr. Stephen Joyce [Member] | Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End. RSU values include RSUs attributable to reinvested Dividend Equivalents [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Mr. Stephen Joyce [Member] | Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Mr. Stephen Joyce [Member] | Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(9,431,063)
PEO | Mr. Stephen Joyce [Member] | Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,224,595	400
PEO | Mr. Stephen Joyce [Member] | Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Mr. Stephen Joyce [Member] | Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,031,162	18,320
Non-PEO NEO | Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(600,096)	(1,234,459)	(649,629)	(544,415)
Non-PEO NEO | Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End. RSU values include RSUs attributable to reinvested Dividend Equivalents [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	483,883	1,109,941	546,353	588,437
Non-PEO NEO | Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(536,294)	(136,109)	(12,248)	(355,442)
Non-PEO NEO | Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	80,500	(7,773)	275,596	(151,979)
Non-PEO NEO | Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(197,212)	0
Non-PEO NEO | Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 19,963	$ 16,305	$ 26,915	$ 40,665